Change in estimate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expected (decrease) increase in depreciation expense [Abstract]
2021	$ (9,826)
2022	(4,672)
2023	2,204
2024	2,688
2025	2,688
2026	2,688
2027	2,686
2028	1,394
2029	$ 149
Change in tax position [Abstract]
Income tax recovery recorded in other comprehensive income		$ 7,213
Income tax recovery recorded in profit and loss		$ 2,136
Mining Infrastructure [Member]
Change in estimates [Abstract]
Estimated useful lives of plant and equipment	10 years	4 years